Adoption of New and Revised Standards (Tables)	12 Months Ended
Dec. 31, 2025
Adoption of New and Revised Standards [Abstract]
Schedule of New and Amended IFRS Accounting Standards	Except for IFRS 18, none of these new standards and amendments to standards is expected to have a material effect on the consolidated financial statements of the Group.
Title	Effective date
IFRS 18 Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027
Amendments to IAS 31 Translation to a Hyperinflationary Presentation Currency	January 1, 2027
Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosure: Classification and Measurement of Financial Instruments	January 1, 2026
Annual Improvements to IFRS – Volume 11	January 1, 2026
Amendments to IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures : Sale or Contribution of Assets between an investor and its Associate or Joint Venture	Effective date has been removed temporarily by the IASB